Income taxes benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Tax Expense
Income tax benefit (expense) recognized in the Consolidated Statement of Loss and Comprehensive Loss is as follows:

	For the year ended December 31,
	2024	2023	2022
Current income tax for the year	(35,585)	(13,725)	(21,144)
Deferred taxes	42,581	38,810	(7,629)
Foreign taxes	2,170	(15,633)	(984)
Total	$9,166	$9,452	$(29,757)
Information regarding current year income tax benefit (expense) based on the applicable UK rates are as follows:

	For the year ended December 31,
	2024	2023	2022
Loss before tax for the year	(2,059,063)	(1,191,327)	(449,260)
Tax according to the applicable tax rate[1]	514,766	280,200	85,359
Effect of different tax rates in other countries	(76,738)	(25,817)	16,559
Operating income/costs, non taxable2-3	(50,039)	19,924	85,861
Withholding tax	2,170	(15,634)	(983)
Not recognized tax losses carried forward	(276,790)	(209,739)	(188,757)
Non-recognition of deferred tax assets on other temporary differences	(104,779)	(40,585)	(12,185)
Recognition/derecognition of deferred taxes from previous year	1,228	124	(11,830)
Current tax related to previous year	(652)	979	(3,781)
Total	$9,166	$9,452	$(29,757)
1 - 2024: 25% (UK rate), 2023: 23.52% (UK rate), 2022: 19% (UK rate)
2 - 2024: Main non-taxable income attributable to the fair value changes of the earn-out rights, corresponding tax $35,115. Within the group there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $49,513. Other non-deductable items net $35,641 including non-taxable income.
3 - 2023: Main non-taxable income attributable to the fair value changes of the earn-out rights, corresponding tax $104,233. Within the group there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $15,300. Other nondeductible items net $69,009 , including non-taxable income.

Composition of Recognized Deferred Tax Assets
Information regarding the composition of recognized deferred tax assets is as follows:

	As of December 31,
Specification of deferred tax assets	2024	2023
Right-of use assets	31,361	30,068
Inventory	27,209	17,400
Provisions for residual value risks	17,295	—
Warranty	12,584	10,732
Accruals	10,759	22,560
Tax losses carried forward	8,340	30,131
Tangible assets	6,309	612
Other temporary differences	1,404	4,380
Recognized value of deferred tax assets as of December 31	$115,261	$115,883

Netting of asset and liability tax positions	(33,707)	(73,547)
Deferred tax assets as of December 31	$81,554	$42,336
Information regarding the composition of recognized deferred tax liabilities is as follows:

	As of December 31,
Specification of deferred tax liabilities	2024	2023
Lease liability	27,024	29,430
Accruals	5,374	13,008
Inventory	1,491	4,360
Intangible assets	448	23,825
Warranty	—	6,259
Recognized value of deferred tax liabilities as of December 31	$34,337	$76,882
Netting of asset and liability tax position	(33,707)	(73,547)
Deferred tax liability as of December 31	$630	$3,335

Disclosure of Tax Loss Carryforwards
Tax loss carryforwards through the year of expiration are as follows:

	As of December 31,
	2024	2023
2025	2,425	—
2026	165,344	169,970
2027	103,696	109,965
2028	143,178	146,459
2029	311,913	135,403
2030 onwards	4,229,307	2,814,699
Tax loss carryforwards as of December 31	$4,955,863	$3,376,496